ISSUED CAPITAL AND RESERVES - Issued Share Capital (Details) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Par value per share (in dollars per share)	$ 0.01	$ 0.01
Authorized common shares (in shares)	265,430,000	265,430,000
Issued shares (in shares)	230,863,624	230,863,624